July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Disciplined Volatility Equity Active ETF | BDVL | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.1%
BlueScope Steel Ltd.	58,071	$ 1,331,932
Brazil — 0.3%
MercadoLibre, Inc.(a)	2,126	3,992,522
Vale SA, ADR	126,421	1,903,900
		5,896,422
Canada — 0.2%
Emera, Inc.	41,828	2,235,143
Kinross Gold Corp.	18,117	417,692
Toronto-Dominion Bank	10,500	1,258,637
		3,911,472
China — 5.4%
AAC Technologies Holdings, Inc.	340,000	1,670,687
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	822,300	3,197,877
Baidu, Inc., Class A(a)	90,050	1,247,427
Bank of China Ltd., Class H	15,848,000	11,117,448
China Galaxy Securities Co. Ltd., Class H	1,448,000	1,406,294
China Hongqiao Group Ltd.	757,500	2,383,596
China Jushi Co. Ltd., Class A	144,943	809,613
China Mengniu Dairy Co. Ltd.	946,000	2,282,535
China National Building Material Co. Ltd., Class H(b)	4,310,000	2,045,679
China Taiping Insurance Holdings Co. Ltd.	523,000	1,467,369
Chow Tai Fook Jewellery Group Ltd.	1,179,800	1,858,138
CITIC Ltd.	621,000	977,470
Contemporary Amperex Technology Co. Ltd., Class A	25,000	1,464,554
Eastroc Beverage Group Co. Ltd., Class A	177,570	3,572,710
EverProX Technologies Co. Ltd., Class A	152,800	3,167,475
Fuyao Glass Industry Group Co. Ltd., Class H(c)	148,800	1,125,194
Geely Automobile Holdings Ltd.	1,168,000	2,948,893
GigaDevice Semiconductor, Inc., Class A	24,500	1,368,055
Great Wall Motor Co. Ltd., Class A	891,533	2,218,856
Hansoh Pharmaceutical Group Co. Ltd.(c)	210,000	859,844
Industrial & Commercial Bank of China Ltd., Class H	4,036,000	3,860,787
JD Logistics, Inc.(a)(c)	3,953,900	7,581,776
Lenovo Group Ltd.(b)	934,000	2,856,352
New China Life Insurance Co. Ltd., Class H	475,300	2,930,857
PetroChina Co. Ltd., Class H	2,518,000	3,204,052
Sangfor Technologies, Inc., Class A	81,671	1,460,522
Tencent Holdings Ltd.	111,300	6,800,762
Tingyi Cayman Islands Holding Corp.	2,898,000	4,389,049
Tsingtao Brewery Co. Ltd., Class A	306,300	2,540,165
Wuxi Biologics Cayman, Inc.(a)(c)	383,000	1,890,297
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(c)	134,500	1,631,433
Yum China Holdings, Inc.	80,176	3,799,099
Zhongji Innolight Co. Ltd., Class A	30,403	4,045,681
		94,180,546
Denmark(a) — 0.3%
Ascendis Pharma A/S	3,947	962,713
NKT A/S, Class B	24,456	3,337,937
		4,300,650
Security	Shares	Value
Finland — 0.3%
Neste OYJ	32,071	$ 1,136,544
Wartsila OYJ Abp	96,685	3,278,809
		4,415,353
France — 0.8%
Airbus SE	50,499	11,855,069
Safran SA	5,894	2,316,232
		14,171,301
Germany — 1.0%
Bayer AG, Class N, Registered Shares	144,959	8,044,606
RWE AG	8,466	556,918
Siemens Energy AG(a)	50,905	8,696,761
		17,298,285
Hong Kong — 0.6%
AIA Group Ltd.	121,600	1,225,836
HKT Trust & HKT Ltd., Class SS	3,360,000	5,687,961
Techtronic Industries Co. Ltd.	56,000	940,798
WH Group Ltd.(c)	2,532,500	2,724,888
		10,579,483
Ireland — 0.1%
AerCap Holdings NV	6,381	962,893
Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	43,588	1,526,016
Italy — 0.2%
Technoprobe SpA(a)	48,918	1,564,734
UniCredit SpA	24,769	2,336,010
		3,900,744
Japan — 9.6%
Aeon Co. Ltd.	447,500	3,839,424
Aisin Corp.	230,500	3,177,836
Astellas Pharma, Inc.	203,900	2,800,526
Central Japan Railway Co.	117,600	2,926,457
Chubu Electric Power Co., Inc.	94,300	1,632,811
Chugai Pharmaceutical Co. Ltd.	56,700	2,460,289
Daiichi Life Group, Inc.	42,200	508,821
Daiichi Sankyo Co. Ltd.	91,200	1,473,931
Denso Corp.	625,900	7,685,366
Disco Corp.	13,300	4,753,876
Fast Retailing Co. Ltd.	16,500	8,079,543
Fujitsu Ltd.	317,700	7,322,754
Ibiden Co. Ltd.	4,900	490,210
Japan Post Bank Co. Ltd.	136,300	2,635,378
Japan Post Holdings Co. Ltd.	161,100	2,383,371
Kajima Corp.	63,100	2,108,437
Kao Corp.	80,100	1,646,540
KDDI Corp.	428,900	7,901,932
Keyence Corp.	4,600	2,307,298
Kioxia Holdings Corp.(a)	10,100	2,815,237
Kokusai Electric Corp.	10,600	477,156
Konami Group Corp.	34,200	4,405,628
Kyocera Corp.	396,800	9,049,733
Lasertec Corp.	6,400	1,470,286
Mitsubishi Heavy Industries Ltd.	245,600	5,737,787
MS&AD Insurance Group Holdings, Inc.	129,000	3,971,080
Nexon Co. Ltd.	92,400	1,448,134
NGK Corp.	18,600	636,387

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NIDEC Corp.(a)	157,400	$ 2,527,503
Nippon Yusen KK	90,800	3,486,491
Nomura Research Institute Ltd.	65,200	1,928,847
NTT, Inc.	2,963,800	2,840,841
Obic Co. Ltd.	210,000	6,023,548
Otsuka Corp.	405,700	8,371,435
Otsuka Holdings Co. Ltd.	79,500	5,512,482
Pan Pacific International Holdings Corp.	632,600	3,587,139
Rakuten Group, Inc.(a)	452,200	2,357,838
Ryohin Keikaku Co. Ltd.	174,400	4,574,558
Secom Co. Ltd.	100,100	4,311,911
Seven & i Holdings Co. Ltd.	205,300	2,722,302
SoftBank Corp.	6,935,500	9,734,513
Takeda Pharmaceutical Co. Ltd.	138,200	4,745,183
TDK Corp.	175,400	3,372,671
Tokyo Electron Ltd.	11,800	3,945,177
		166,188,667
Mexico — 0.3%
Grupo Financiero Banorte SAB de C.V., Class O	218,700	2,532,801
Wal-Mart de Mexico SAB de C.V.	970,128	2,814,685
		5,347,486
Netherlands — 0.2%
ABN AMRO Bank NV	91,091	4,120,730
Norway — 0.3%
DNB Bank ASA	86,607	2,788,624
Equinor ASA	48,554	1,993,186
		4,781,810
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	1,234,326	1,520,819
Puerto Rico — 0.1%
Popular, Inc.	14,540	2,547,553
Saudi Arabia — 0.4%
Elm Co.	8,302	1,505,644
Jarir Marketing Co.	721,587	3,203,551
Saudi Arabian Oil Co.(c)	328,620	2,318,489
		7,027,684
Singapore — 0.5%
Singapore Airlines Ltd.	592,200	3,552,490
Singapore Telecommunications Ltd.	1,261,900	4,366,044
		7,918,534
South Africa — 0.0%
Vodacom Group Ltd.	68,250	661,132
South Korea — 0.9%
Hanmi Semiconductor Co. Ltd.	8,747	1,264,461
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	7,742	2,055,964
Hyundai Rotem Co. Ltd.	19,136	1,778,305
KT&G Corp.	25,160	3,130,870
Samsung Electronics Co. Ltd.	25,134	4,374,693
SK Hynix, Inc.	3,126	3,550,057
		16,154,350
Spain — 0.2%
Indra Sistemas SA	49,410	3,248,538
Sweden — 0.0%
Saab AB, Class B	7,791	489,569
Security	Shares	Value
Switzerland — 1.1%
Galderma Group AG	29,368	$ 6,390,809
Julius Baer Group Ltd., Class N	18,155	1,596,198
TE Connectivity PLC	51,502	10,593,446
		18,580,453
Taiwan — 3.8%
Accton Technology Corp.	43,000	2,787,128
Advantech Co. Ltd.	72,898	1,241,721
Chroma ATE, Inc.	10,000	628,261
Chunghwa Telecom Co. Ltd.	590,000	2,536,674
Delta Electronics, Inc.	37,000	1,820,312
E.Sun Financial Holding Co. Ltd.	4,566,000	5,445,919
Far EasTone Telecommunications Co. Ltd.	899,000	2,918,400
First Financial Holding Co. Ltd.	3,073,000	3,491,110
Formosa Chemicals & Fibre Corp.	1,811,000	3,153,562
Fortune Electric Co. Ltd.	90,000	1,944,979
Hon Precision, Inc.	27,000	5,008,020
International Games System Co. Ltd.	43,000	1,029,027
Jentech Precision Industrial Co. Ltd.	15,000	1,553,704
Nan Ya Plastics Corp.	333,000	1,582,194
Nanya Technology Corp.	159,000	1,699,906
Novatek Microelectronics Corp.	351,000	5,547,409
Taiwan Semiconductor Manufacturing Co. Ltd.	271,000	20,044,580
United Microelectronics Corp.	487,000	1,821,914
Winbond Electronics Corp.	303,000	1,168,636
Zhen Ding Technology Holding Ltd.	35,000	439,143
		65,862,599
Thailand — 0.1%
Krungthai Card PCL	875,700	999,430
United States — 69.5%
AbbVie, Inc.	12,749	3,199,234
Agilent Technologies, Inc.	24,023	3,324,063
Airbnb, Inc., Class A(a)	54,862	8,312,690
Alnylam Pharmaceuticals, Inc.(a)	10,927	2,245,717
Alphabet, Inc., Class C	64,901	23,146,942
Altria Group, Inc.	98,274	6,715,062
Amazon.com, Inc.(a)	94,726	25,725,687
Ameren Corp.	53,249	5,836,623
American Tower Corp.	15,937	2,762,838
American Water Works Co., Inc.	41,776	5,605,086
Amgen, Inc.	7,018	2,703,053
Amphenol Corp., Class A	7,614	1,223,570
Analog Devices, Inc.	5,109	1,877,098
Apple, Inc.	23,776	7,344,644
Applied Materials, Inc.	9,859	5,005,119
AppLovin Corp., Class A(a)	2,161	855,540
Arch Capital Group Ltd.(a)	51,894	5,216,904
Archer-Daniels-Midland Co.	26,736	2,119,363
Arista Networks, Inc.(a)	6,872	1,239,365
AT&T, Inc.	142,660	3,316,845
ATI, Inc.(a)	14,970	2,805,977
Atlassian Corp., Class A(a)	45,785	4,624,972
Atmos Energy Corp.	42,221	7,294,944
Aura Minerals, Inc.	29,792	1,625,749
Autodesk, Inc.(a)	54,977	12,875,613
AutoZone, Inc.(a)	3,614	10,900,727
Bank of America Corp.	96,648	5,987,344
Bank of New York Mellon Corp.	28,740	4,492,924
Berkshire Hathaway, Inc., Class B(a)	847	433,274
Biogen, Inc.(a)	6,747	1,369,304
Blackstone, Inc., Class A	17,592	2,247,378
Bloom Energy Corp., Class A(a)	5,754	1,184,231
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Broadcom, Inc.	41,516	$ 16,161,348
Broadridge Financial Solutions, Inc.	68,783	10,589,143
Burlington Stores, Inc.(a)	1,443	531,717
Cadence Design Systems, Inc.(a)	46,517	15,816,710
Cardinal Health, Inc.	42,167	9,699,675
Cboe Global Markets, Inc.	29,904	9,277,118
CBRE Group, Inc., Class A(a)	15,901	2,334,426
Centene Corp.(a)	100,417	6,247,946
Charles Schwab Corp.	110,910	11,672,168
Charter Communications, Inc., Class A(a)	10,853	1,573,468
Chubb Ltd.	13,303	4,665,096
Cisco Systems, Inc.	149,520	17,342,825
Citigroup, Inc.	30,515	4,041,712
Clean Harbors, Inc.(a)	4,827	1,510,272
Cloudflare, Inc., Class A(a)	9,966	2,780,315
CME Group, Inc., Class A	46,798	12,532,036
Coca-Cola Co.	163,419	14,313,870
Consolidated Edison, Inc.	49,992	5,441,629
Costco Wholesale Corp.	10,846	10,324,199
Darden Restaurants, Inc.	29,173	5,939,039
Deckers Outdoor Corp.(a)	16,103	1,560,059
Digital Realty Trust, Inc.	14,461	2,726,188
Dollar General Corp.	72,654	9,230,691
DoorDash, Inc., Class A(a)	8,726	1,711,692
Duke Energy Corp.	116,235	14,579,356
Ecolab, Inc.	19,310	5,361,035
Elevance Health, Inc.	21,886	8,225,634
ExxonMobil Holdings Corp.	35,248	5,478,949
Fastenal Co.	150,982	7,203,351
Fiserv, Inc.(a)	145,008	7,821,732
Fortinet, Inc.(a)	37,107	6,009,479
FTAI Aviation Ltd.	16,369	3,372,014
GE Vernova, Inc.	1,021	1,011,086
Gilead Sciences, Inc.	65,274	8,499,328
Goldman Sachs Group, Inc.	7,412	7,548,233
Halliburton Co.	70,783	2,282,752
Hasbro, Inc.	56,716	5,327,901
HCA Healthcare, Inc.	5,402	2,174,791
HEICO Corp., Class A	25,649	6,598,975
Hershey Co.	10,060	1,761,003
Hexcel Corp.	86,633	8,918,867
Honeywell International, Inc.	19,936	4,845,445
Howmet Aerospace, Inc.	80,549	22,735,761
HP, Inc.	340,780	9,293,071
Hubbell, Inc.	3,872	1,829,714
ICON PLC(a)(b)	20,854	3,410,985
Illinois Tool Works, Inc.	21,134	6,064,401
Incyte Corp.(a)	67,544	8,072,859
Insmed, Inc.(a)	43,894	4,327,948
Intel Corp.(a)	194,301	17,525,950
International Business Machines Corp.	7,997	1,788,529
Intuitive Surgical, Inc.(a)	12,625	4,460,791
Ionis Pharmaceuticals, Inc.(a)	12,621	653,389
JB Hunt Transport Services, Inc.	52,535	14,276,386
Johnson & Johnson	58,706	15,049,283
JPMorgan Chase & Co.	18,164	6,389,914
Keysight Technologies, Inc.(a)	55,110	17,584,499
Kroger Co.	115,914	6,692,874
Lam Research Corp.	44,013	12,896,689
Liberty Media Corp.-Liberty Formula One, Class C(a)	48,488	4,758,127
Lockheed Martin Corp.	3,649	2,126,418
LPL Financial Holdings, Inc.	2,527	893,800
Marathon Petroleum Corp.	2,637	834,531
Security	Shares	Value
United States (continued)
MasTec, Inc.(a)	10	$ 2,631
Mastercard, Inc., Class A	44,521	25,514,985
McCormick & Co., Inc.	49,007	2,494,456
McDonald’s Corp.	12,024	3,254,175
McKesson Corp.	14,644	12,538,046
Merck & Co., Inc.	40,707	5,300,051
Meta Platforms, Inc., Class A	18,387	10,236,227
Microchip Technology, Inc.	33,886	2,517,391
Micron Technology, Inc.	2,697	2,219,712
Microsoft Corp.	49,975	23,224,382
MongoDB, Inc., Class A(a)	4,106	1,385,693
Motorola Solutions, Inc.	31,077	13,541,803
Netflix, Inc.(a)	49,883	3,577,110
Neurocrine Biosciences, Inc.(a)	34,401	5,738,087
Newmont Corp.	18,446	1,728,575
News Corp., Class A	168,663	4,648,352
Norfolk Southern Corp.	29,663	9,951,343
Northern Trust Corp.	20,589	3,751,110
Northrop Grumman Corp.	26,496	14,373,550
Nucor Corp.	56,544	14,548,206
NVIDIA Corp.	53,686	10,777,465
Occidental Petroleum Corp.	33,919	1,935,757
O’Reilly Automotive, Inc.(a)	53,653	4,793,896
Otis Worldwide Corp.	37,033	2,664,524
Palantir Technologies, Inc., Class A(a)	21,973	2,703,997
Palo Alto Networks, Inc.(a)	7,387	2,451,228
Parker-Hannifin Corp.	1,194	1,165,977
PepsiCo, Inc.	78,024	10,889,029
Phillips 66	12,099	2,561,116
PNC Financial Services Group, Inc.	42,558	10,633,967
Primerica, Inc.	6,352	2,032,386
Procter & Gamble Co.	57,275	8,275,665
Progressive Corp.	73,736	15,589,265
Prologis, Inc.	17,328	2,505,802
Protagonist Therapeutics, Inc.(a)	4,950	676,368
PTC, Inc.(a)	57,023	7,823,556
Ralph Lauren Corp., Class A	10,073	3,831,165
Regeneron Pharmaceuticals, Inc.	6,564	5,005,903
Reliance, Inc.	5,136	2,085,730
Republic Services, Inc.	100,183	21,093,531
ResMed, Inc.	31,366	6,617,599
Robinhood Markets, Inc., Class A(a)	71,765	6,211,978
ROBLOX Corp., Class A(a)	40,523	1,442,619
Roper Technologies, Inc.	5,458	2,139,372
Ross Stores, Inc.	19,101	4,795,688
RTX Corp.	5,997	1,290,674
S&P Global, Inc.	8,972	3,695,836
Salesforce, Inc.	29,537	5,435,399
Samsara, Inc., Class A(a)	84,299	3,141,824
Seagate Technology Holdings PLC	3,579	3,064,089
Sherwin-Williams Co.	9,996	3,407,137
Southern Co.	192,290	18,179,097
Southwest Airlines Co.	22,834	1,026,845
SS&C Technologies Holdings, Inc.	145,596	11,218,172
State Street Corp.	24,491	4,510,263
Steel Dynamics, Inc.	10,878	2,733,206
STERIS PLC	19,723	4,504,733
Synopsys, Inc.(a)	6,213	2,415,366
Tapestry, Inc.	41,271	6,288,462
TD SYNNEX Corp.	23,630	6,042,191
Teledyne Technologies, Inc.(a)	5,271	3,455,509
Texas Instruments, Inc.	2,726	751,667
TJX Cos., Inc.	87,225	13,723,981

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
T-Mobile U.S., Inc.	104,894	$ 18,116,243
Tractor Supply Co.	116,804	3,594,059
Trane Technologies PLC	25,822	11,747,719
Travelers Cos., Inc.	51,880	19,421,797
Ulta Beauty, Inc.(a)	3,648	1,870,804
United Therapeutics Corp.(a)	6,414	3,320,592
UnitedHealth Group, Inc.	17,058	7,068,835
Valero Energy Corp.	20,306	6,353,747
Ventas, Inc.	47,178	4,411,615
VeriSign, Inc.	41,917	12,156,768
Verizon Communications, Inc.	186,163	8,714,290
Vertex Pharmaceuticals, Inc.(a)	17,613	8,403,162
Vertiv Holdings Co., Class A	30,478	7,362,570
VICI Properties, Inc.	421,484	11,106,103
Visa, Inc., Class A	33,259	12,177,118
W.R. Berkley Corp.	59,827	4,339,851
Walt Disney Co.	27,488	2,644,071
Warner Bros Discovery, Inc., Class A(a)	606	15,938
Waste Management, Inc.	68,523	15,523,886
WEC Energy Group, Inc.	37,134	4,063,202
Wells Fargo & Co.	137,759	11,909,266
West Pharmaceutical Services, Inc.	9,169	3,126,262
Yum! Brands, Inc.	15,917	2,439,758
Zscaler, Inc.(a)	44,704	6,759,245
		1,203,107,892
Total Common Stocks — 96.5% (Cost: $1,527,000,032)		1,671,032,343
Investment Companies
United States — 2.6%
iShares MSCI India ETF(a)(b)(d)(e)	920,949	45,863,260
Total Investment Companies — 2.6% (Cost: $47,923,534)		45,863,260
Total Long-Term Investments — 99.1% (Cost: $1,574,923,566)		1,716,895,603
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(d)(e)(f)	48,855,842	$ 48,870,499
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	7,470,000	7,470,000
Total Short-Term Securities — 3.3% (Cost: $56,337,538)		56,340,499
Total Investments — 102.4% (Cost: $1,631,261,104)		1,773,236,102
Liabilities in Excess of Other Assets — (2.4)%		(41,512,559)
Net Assets — 100.0%		$ 1,731,723,543

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 51,570,869	$ —	$ (2,700,677)(a)	$ (459)	$ 766	$ 48,870,499	48,855,842	$ 21,826 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	20,850,000	—	(13,380,000)(a)	—	—	7,470,000	7,470,000	91,152	—
iShares MSCI India ETF	48,044,197	8,636,931	(11,111,639)	(771,120)	1,064,891	45,863,260	920,949	—	—
				$ (771,579)	$ 1,065,657	$ 102,203,759		$ 112,978	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,686,500	USD	1,851,810	Goldman Sachs International	09/16/26	$ 37,124
AUD	2,651,800	USD	1,856,931	Societe Generale	09/16/26	7,604
AUD	2,673,300	USD	1,863,041	UBS AG	09/16/26	16,611
BRL	10,550,500	USD	2,041,525	Goldman Sachs International	09/16/26	18,200
BRL	10,586,600	USD	2,013,351	Societe Generale	09/16/26	53,422
CAD	331,388	USD	235,720	Barclays Bank PLC	09/16/26	1,114
CAD	2,632,800	USD	1,862,490	JPMorgan Chase Bank N.A.	09/16/26	19,101
CAD	584,808	USD	415,464	Merrill Lynch International	09/16/26	2,483
CNY	17,203,300	USD	2,535,237	BNP Paribas SA	09/16/26	8,415
EUR	3,140,900	USD	3,598,941	Barclays Bank PLC	09/16/26	29,149
EUR	342,862	USD	393,164	Goldman Sachs International	09/16/26	2,880
EUR	1,902,777	USD	2,172,321	JPMorgan Chase Bank N.A.	09/16/26	25,599
EUR	406,454	USD	463,795	Morgan Stanley & Co. International PLC	09/16/26	5,705
EUR	191,849	USD	219,554	Natwest Markets PLC	09/16/26	2,053
EUR	763,731	USD	873,811	Societe Generale	09/16/26	8,384
GBP	1,182,714	USD	1,582,836	Barclays Bank PLC	09/16/26	11,131
GBP	1,642,000	USD	2,196,945	BNP Paribas SA	09/16/26	16,011
INR	6,729,705,409	USD	69,981,473	Barclays Bank PLC	09/16/26	286,618
INR	164,330,900	USD	1,709,510	Merrill Lynch International	09/16/26	6,348
JPY	940,754,200	USD	5,841,951	Barclays Bank PLC	09/16/26	90,759
JPY	1,458,523,492	USD	9,078,543	Barclays Bank PLC	09/16/26	119,393
JPY	92,356,748	USD	569,335	BNP Paribas SA	09/16/26	13,098
JPY	422,062,400	USD	2,587,281	BNP Paribas SA	09/16/26	74,385
JPY	43,415,931	USD	269,757	HSBC Bank PLC	09/16/26	4,038
JPY	186,004,933	USD	1,155,463	HSBC Bank PLC	09/16/26	17,546
JPY	519,948,200	USD	3,217,030	JPMorgan Chase Bank N.A.	09/16/26	61,937
JPY	6,526,476,665	USD	40,982,842	JPMorgan Chase Bank N.A.	09/16/26	175,300
JPY	51,666,675	USD	319,644	Morgan Stanley & Co. International PLC	09/16/26	6,183
JPY	54,639,567	USD	343,090	Natwest Markets PLC	09/16/26	1,485
JPY	105,714,848	USD	657,976	Natwest Markets PLC	09/16/26	8,697
JPY	495,484,900	USD	3,057,132	UBS AG	09/16/26	67,562
KRW	8,950,800,328	USD	5,898,736	Barclays Bank PLC	09/16/26	306,616
KRW	2,848,422,900	USD	1,858,548	Royal Bank of Canada	09/16/26	116,187
NZD	3,525,800	USD	2,056,761	Royal Bank of Canada	09/16/26	22,800
PHP	80,451,300	USD	1,304,312	Goldman Sachs International	09/16/26	8,137
PLN	8,371,000	USD	2,203,578	Goldman Sachs International	09/16/26	37,125
SEK	32,749,500	USD	3,389,294	HSBC Bank PLC	09/16/26	57,797
TRY	2,036,146	USD	40,416	Barclays Bank PLC	09/16/26	906
TRY	96,388,700	USD	1,948,466	Goldman Sachs International	09/16/26	7,672
USD	2,265,981	AUD	3,208,300	Citibank N.A.	09/16/26	10,159
USD	415,172	AUD	588,051	Goldman Sachs International	09/16/26	1,701
USD	2,777,523	CAD	3,856,688	BNP Paribas SA	09/16/26	21,252
USD	1,008,663	CAD	1,406,838	Deutsche Bank AG	09/16/26	3,234
USD	1,295,287	CHF	1,023,694	Barclays Bank PLC	09/16/26	23,110
USD	459,911	CHF	369,246	Morgan Stanley & Co. International PLC	09/16/26	1,037
USD	234,880	CHF	184,648	Societe Generale	09/16/26	5,412
USD	455,113	CHF	364,970	UBS AG	09/16/26	1,553
USD	674,410	CHF	533,315	UBS AG	09/16/26	11,642
USD	3,950,025	CNY	26,697,976	BNP Paribas SA	09/16/26	2,506
USD	49,333,291	EUR	42,537,500	Barclays Bank PLC	09/16/26	197,728
USD	9,103,874	EUR	7,823,800	JPMorgan Chase Bank N.A.	09/16/26	66,511
USD	446,790	HKD	3,495,127	Deutsche Bank AG	09/16/26	447
USD	2,050,546	HKD	16,043,100	Goldman Sachs International	09/16/26	1,774
USD	2,725,523	HKD	21,313,400	Goldman Sachs International	09/16/26	3,712
USD	125,657	HKD	982,797	HSBC Bank PLC	09/16/26	150
USD	1,710,949	HKD	13,393,849	Natwest Markets PLC	09/16/26	497
USD	2,028,875	HKD	15,868,800	UBS AG	09/16/26	2,362
USD	1,675,698	INR	159,197,800	Deutsche Bank AG	09/16/26	13,437
USD	898,702	NOK	8,508,122	Morgan Stanley & Co. International PLC	09/16/26	1,547
USD	4,303,646	SEK	40,800,600	Morgan Stanley & Co. International PLC	09/16/26	9,127

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,218,166	TWD	103,767,200	HSBC Bank PLC	09/16/26	$ 872
ZAR	28,599,900	USD	1,689,387	Goldman Sachs International	09/16/26	35,912
MXN	6,145,459	USD	349,878	HSBC Bank PLC	09/17/26	3,642
MXN	12,070,426	USD	682,552	Societe Generale	09/17/26	11,805
MXN	22,237,335	USD	1,267,285	Societe Generale	09/17/26	11,928
MXN	5,253,717	USD	298,371	UBS AG	09/17/26	3,852
						2,202,484
CAD	12,955,800	USD	9,288,211	JPMorgan Chase Bank N.A.	09/16/26	(29,051)
CHF	1,641,600	USD	2,074,749	HSBC Bank PLC	09/16/26	(34,680)
CHF	2,046,200	USD	2,552,411	JPMorgan Chase Bank N.A.	09/16/26	(9,534)
CLP	2,181,953,200	USD	2,387,618	HSBC Bank PLC	09/16/26	(40,051)
DKK	19,970,270	USD	3,099,453	Barclays Bank PLC	09/16/26	(11,734)
EUR	1,952,473	USD	2,274,500	Barclays Bank PLC	09/16/26	(19,176)
EUR	412,766	USD	478,621	Morgan Stanley & Co. International PLC	09/16/26	(1,830)
EUR	2,506,345	USD	2,897,586	Morgan Stanley & Co. International PLC	09/16/26	(2,477)
EUR	357,375	USD	415,747	Natwest Markets PLC	09/16/26	(2,939)
HKD	291,991,562	USD	37,378,743	BNP Paribas SA	09/16/26	(90,182)
HKD	890,102	USD	113,911	Canadian Imperial Bank of Commerce	09/16/26	(241)
HKD	1,793,124	USD	229,346	HSBC Bank PLC	09/16/26	(357)
HKD	14,821,000	USD	1,893,034	Merrill Lynch International	09/16/26	(330)
HKD	1,703,142	USD	217,981	Societe Generale	09/16/26	(482)
HKD	2,721,649	USD	348,106	Societe Generale	09/16/26	(540)
HKD	3,004,710	USD	384,022	Societe Generale	09/16/26	(308)
HKD	8,957,482	USD	1,144,401	Societe Generale	09/16/26	(492)
HKD	13,900,523	USD	1,775,968	Societe Generale	09/16/26	(813)
HUF	493,072,000	USD	1,590,361	Citibank N.A.	09/16/26	(34,918)
IDR	43,906,226,600	USD	2,429,651	HSBC Bank PLC	09/16/26	(4,219)
ILS	8,206,800	USD	2,758,471	Goldman Sachs International	09/16/26	(69,695)
ILS	11,149,500	USD	3,780,969	Goldman Sachs International	09/16/26	(128,083)
INR	160,950,800	USD	1,686,753	Goldman Sachs International	09/16/26	(6,188)
PLN	4,667,300	USD	1,266,330	Goldman Sachs International	09/16/26	(17,013)
SEK	45,199,764	USD	4,772,867	Barclays Bank PLC	09/16/26	(15,307)
SGD	14,553,398	USD	11,383,609	Goldman Sachs International	09/16/26	(534)
THB	138,482,004	USD	4,214,419	Citibank N.A.	09/16/26	(53,234)
TWD	59,529,100	USD	1,877,937	JPMorgan Chase Bank N.A.	09/16/26	(32,241)
TWD	510,928,285	USD	16,109,481	UBS AG	09/16/26	(268,185)
USD	378,470	AUD	545,481	Goldman Sachs International	09/16/26	(5,069)
USD	204,840	AUD	293,025	HSBC Bank PLC	09/16/26	(1,192)
USD	4,219,486	AUD	6,026,373	Morgan Stanley & Co. International PLC	09/16/26	(17,781)
USD	340,168	AUD	493,845	Natwest Markets PLC	09/16/26	(7,065)
USD	4,146,427	BRL	21,939,826	HSBC Bank PLC	09/16/26	(136,783)
USD	1,836,861	BRL	9,443,300	Morgan Stanley & Co. International PLC	09/16/26	(6,711)
USD	5,775,608	CAD	8,131,500	JPMorgan Chase Bank N.A.	09/16/26	(35,756)
USD	2,402,347	CAD	3,389,000	Royal Bank of Canada	09/16/26	(19,680)
USD	269,027	CAD	380,525	Societe Generale	09/16/26	(2,924)
USD	4,744,107	CAD	6,667,600	UBS AG	09/16/26	(21,047)
USD	128,643	CHF	103,563	Societe Generale	09/16/26	(58)
USD	809,362	DKK	5,286,805	BNP Paribas SA	09/16/26	(8,061)
USD	1,239,381	DKK	8,075,627	Goldman Sachs International	09/16/26	(9,239)
USD	1,388,352	DKK	9,035,023	JPMorgan Chase Bank N.A.	09/16/26	(8,605)
USD	129,568	DKK	844,444	Natwest Markets PLC	09/16/26	(996)
USD	2,208,799	EUR	1,938,900	BNP Paribas SA	09/16/26	(30,847)
USD	2,546,644	EUR	2,220,200	BNP Paribas SA	09/16/26	(17,935)
USD	4,435,116	EUR	3,877,200	Citibank N.A.	09/16/26	(43,483)
USD	337,397	EUR	293,398	Deutsche Bank AG	09/16/26	(1,511)
USD	2,221,947	EUR	1,941,000	Morgan Stanley & Co. International PLC	09/16/26	(20,124)
USD	2,964,959	GBP	2,210,800	JPMorgan Chase Bank N.A.	09/16/26	(14,580)
USD	7,359,966	GBP	5,511,600	JPMorgan Chase Bank N.A.	09/16/26	(68,126)
USD	3,544,056	GBP	2,681,600	UBS AG	09/16/26	(69,989)
USD	1,044,501	HKD	8,179,762	UBS AG	09/16/26	(89)
USD	1,139,568	JPY	183,882,522	Barclays Bank PLC	09/16/26	(20,057)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,246,118	JPY	526,816,470	Barclays Bank PLC	09/16/26	$ (76,163)
USD	373,970	JPY	60,999,159	Goldman Sachs International	09/16/26	(10,711)
USD	1,334,549	JPY	212,349,733	Goldman Sachs International	09/16/26	(4,599)
USD	2,673,024	JPY	436,232,925	Goldman Sachs International	09/16/26	(78,007)
USD	238,309	JPY	38,478,192	HSBC Bank PLC	09/16/26	(4,347)
USD	2,107,403	JPY	335,626,800	JPMorgan Chase Bank N.A.	09/16/26	(9,172)
USD	3,762,776	JPY	603,602,500	JPMorgan Chase Bank N.A.	09/16/26	(43,743)
USD	4,885,592	JPY	785,697,369	JPMorgan Chase Bank N.A.	09/16/26	(69,279)
USD	1,724,426	JPY	274,711,000	Morgan Stanley & Co. International PLC	09/16/26	(7,993)
USD	1,905,723	JPY	306,018,892	Morgan Stanley & Co. International PLC	09/16/26	(24,134)
USD	680,953	JPY	108,202,863	UBS AG	09/16/26	(1,411)
USD	1,634,410	JPY	260,000,210	UBS AG	09/16/26	(5,238)
USD	1,719,539	KRW	2,497,101,400	Goldman Sachs International	09/16/26	(11,634)
USD	2,387,978	KRW	3,655,562,100	Goldman Sachs International	09/16/26	(146,325)
USD	3,435,843	KRW	5,247,829,900	Goldman Sachs International	09/16/26	(202,338)
USD	354,703	NOK	3,405,432	Barclays Bank PLC	09/16/26	(4,389)
USD	3,845,199	NOK	36,481,518	Barclays Bank PLC	09/16/26	(1,666)
USD	152,629	NOK	1,505,247	JPMorgan Chase Bank N.A.	09/16/26	(6,095)
USD	155,526	NOK	1,480,303	JPMorgan Chase Bank N.A.	09/16/26	(567)
USD	202,554	NOK	1,963,460	JPMorgan Chase Bank N.A.	09/16/26	(4,487)
USD	4,896,545	NOK	47,203,300	Morgan Stanley & Co. International PLC	09/16/26	(80,900)
USD	2,371,857	NOK	22,739,100	UBS AG	09/16/26	(25,912)
USD	1,700,578	SEK	16,492,900	BNP Paribas SA	09/16/26	(35,403)
USD	492,445	SEK	4,767,474	Societe Generale	09/16/26	(9,361)
USD	110,737	SGD	142,323	HSBC Bank PLC	09/16/26	(582)
USD	737,513	SGD	944,691	HSBC Bank PLC	09/16/26	(1,386)
USD	3,217,091	ZAR	53,489,531	Barclays Bank PLC	09/16/26	(9,683)
MYR	20,462,100	USD	5,025,456	Morgan Stanley & Co. International PLC	09/17/26	(11,762)
USD	10,008,254	MXN	175,641,421	BNP Paribas SA	09/17/26	(95,602)
						(2,425,431)
						$ (222,947)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Advanced Micro Devices, Inc.	JPMorgan Chase Bank N.A.	$ 8,024,200	02/10/27	0.20%	1D OBFR01	Monthly	$ (630,066)
Airbus SE	JPMorgan Chase Bank N.A.	4,892,267	02/10/27	0.21%	1D OBFR01	Monthly	209,270
America Movil SAB de C.V.	Citibank N.A.	4,324,215	02/24/28	0.50%	1D OBFR01	Monthly	(98,985)
AP Moller - Maersk A/S, Class B	Citibank N.A.	3,531,867	02/24/27	0.26%	1D OBFR01	Monthly	130,648
Argenx SE	Citibank N.A.	2,109,250	02/24/27	0.00%	1D OBFR01	Monthly	(18,541)
ASM International NV	Citibank N.A.	1,914,575	02/24/27	0.20%	1D OBFR01	Monthly	(178,972)
ASML Holding NV	Citibank N.A.	31,383,842	02/24/27	0.26%	1D OBFR01	Monthly	(2,800,238)
Bank of New York Mellon Corp.	Citibank N.A.	2,751,490	02/24/28	0.20%	1D OBFR01	Monthly	(69,649)
Barrick Mining Corp.	Citibank N.A.	7,964,311	02/24/28	0.20%	1D OBFR01	Monthly	(164,141)
BCE, Inc.	Citibank N.A.	2,605,033	02/24/28	0.20%	1D OBFR01	Monthly	30,464
BNP Paribas SA	JPMorgan Chase Bank N.A.	3,044,542	02/10/27	0.26%	1D OBFR01	Monthly	406,641
Brambles Ltd.	Citibank N.A.	2,316,424	02/24/27	0.30%	1D OBFR01	Monthly	67,418
British American Tobacco PLC	Citibank N.A.	2,652,189	02/24/27	0.25%	1D OBFR01	Monthly	(45,650)
Celestica, Inc.	Citibank N.A.	3,278,619	02/24/28	0.20%	1D OBFR01	Monthly	(4,048)
CGI, Inc.	Citibank N.A.	13,047,592	02/24/28	0.20%	1D OBFR01	Monthly	1,509,947
Deutsche Bank AG	Citibank N.A.	6,237,809	02/24/27	0.16%	1D OBFR01	Monthly	206,292
Deutsche Telekom AG	Citibank N.A.	10,368,242	02/24/27	0.07%	1D OBFR01	Monthly	(69,564)
Engie SA	Citibank N.A.	3,163,495	02/24/27	0.26%	1D OBFR01	Monthly	(27,651)
Equinor ASA	Citibank N.A.	3,386,557	02/24/27	0.26%	1D OBFR01	Monthly	129,864
Euronext NV	JPMorgan Chase Bank N.A.	2,175,641	02/10/27	0.26%	1D OBFR01	Monthly	175,940
FinecoBank Banca Fineco SpA	Citibank N.A.	2,733,125	02/24/27	0.26%	1D OBFR01	Monthly	17,327
Flex Ltd.	JPMorgan Chase Bank N.A.	1,574,966	02/10/27	0.20%	1D OBFR01	Monthly	(231,693)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Fortis Inc/Canada	Citibank N.A.	$ 3,742,649	02/24/28	0.20%	1D OBFR01	Monthly	$ (89,502)
Fresnillo PLC	Citibank N.A.	569,254	02/24/27	0.25%	1D OBFR01	Monthly	(30,246)
Galderma Group AG	Citibank N.A.	8,031,481	02/24/27	0.26%	1D OBFR01	Monthly	137,865
Gilead Sciences, Inc.	JPMorgan Chase Bank N.A.	557,405	02/10/27	0.20%	1D OBFR01	Monthly	(23,023)
Gjensidige Forsikring ASA	Citibank N.A.	1,279,509	02/24/27	0.26%	1D OBFR01	Monthly	30,367
Hasbro, Inc.	JPMorgan Chase Bank N.A.	1,343,533	02/10/27	0.20%	1D OBFR01	Monthly	192,480
Heineken Holding NV	Citibank N.A.	3,684,486	02/24/27	0.26%	1D OBFR01	Monthly	93,780
Hydro One Ltd.	Citibank N.A.	2,321,177	02/24/28	0.20%	1D OBFR01	Monthly	(34,876)
Indra Sistemas SA	Citibank N.A.	3,224,822	02/24/27	0.26%	1D OBFR01	Monthly	257,116
Intesa Sanpaolo SpA	Citibank N.A.	4,426,321	02/24/27	0.26%	1D OBFR01	Monthly	119,498
Julius Baer Group Ltd.	Citibank N.A.	2,535,060	02/24/27	0.26%	1D OBFR01	Monthly	53,849
Kongsberg Gruppen ASA	Citibank N.A.	4,420,560	02/24/27	0.26%	1D OBFR01	Monthly	260,322
Koninklijke KPN NV	Citibank N.A.	7,163,722	02/24/27	0.26%	1D OBFR01	Monthly	(183,294)
Kuaishou Technology	JPMorgan Chase Bank N.A.	1,274,677	02/10/27	0.20%	1D OBFR01	Monthly	(8,811)
Legrand SA	Citibank N.A.	3,493,491	02/24/27	0.26%	1D OBFR01	Monthly	(87,124)
Leonardo SpA	Citibank N.A.	1,862,350	02/24/27	0.26%	1D OBFR01	Monthly	171,036
Lloyds Banking Group PLC	JPMorgan Chase Bank N.A.	1,642,925	02/10/27	0.25%	1D OBFR01	Monthly	75,682
Logitech International SA	Citibank N.A.	2,419,146	02/24/27	0.00%	1D OBFR01	Monthly	(20,412)
LVMH Moet Hennessy Louis Vuitton SE	Citibank N.A.	4,957,778	02/24/27	0.26%	1D OBFR01	Monthly	69,552
LVMH Moet Hennessy Louis Vuitton SE	JPMorgan Chase Bank N.A.	1,179,263	02/10/27	0.26%	1D OBFR01	Monthly	(8,507)
Meituan, Class B	Citibank N.A.	2,344,016	02/24/27	0.30%	1D OBFR01	Monthly	249,867
Mercedes-Benz Group AG	Citibank N.A.	3,669,276	02/24/27	0.26%	1D OBFR01	Monthly	215,971
Merck & Co., Inc.	Citibank N.A.	1,549,015	02/24/28	0.20%	1D OBFR01	Monthly	33,175
Meta Platforms, Inc., Class A	JPMorgan Chase Bank N.A.	2,728,636	02/10/27	0.20%	1D OBFR01	Monthly	(268,534)
Metro, Inc.	Citibank N.A.	7,095,869	02/24/28	0.20%	1D OBFR01	Monthly	102,159
National Australia Bank Ltd.	Citibank N.A.	2,297,151	02/24/27	0.30%	1D OBFR01	Monthly	123,799
Naturgy Energy Group SA	Citibank N.A.	2,269,702	02/24/27	0.26%	1D OBFR01	Monthly	(18,679)
Neste OYJ	Citibank N.A.	1,161,482	02/24/27	0.00%	1D OBFR01	Monthly	(4,312)
Novartis AG	Citibank N.A.	12,619,060	02/24/27	0.12%	1D OBFR01	Monthly	90,741
Orange SA	Citibank N.A.	5,127,161	02/24/27	0.26%	1D OBFR01	Monthly	100,341
Petroleo Brasileiro SA	Citibank N.A.	1,493,812	02/24/28	0.30%	1D OBFR01	Monthly	27,291
Publicis Groupe SA	Citibank N.A.	1,888,212	02/24/27	0.26%	1D OBFR01	Monthly	150,874
Repsol SA	Citibank N.A.	3,143,038	02/24/27	0.00%	1D OBFR01	Monthly	6,030
Rolls-Royce Holdings PLC	Citibank N.A.	16,829,522	02/24/27	0.25%	1D OBFR01	Monthly	1,204,414
RWE AG	Citibank N.A.	3,975,540	02/24/27	0.26%	1D OBFR01	Monthly	(80,334)
Saab AB	Citibank N.A.	2,029,729	02/24/27	0.26%	1D OBFR01	Monthly	57,302
Sampo Oyj, Class A	Citibank N.A.	7,039,001	02/24/27	0.26%	1D OBFR01	Monthly	25,879
Sanofi SA	Citibank N.A.	143,698	02/24/27	0.26%	1D OBFR01	Monthly	(2,561)
Sanofi SA	JPMorgan Chase Bank N.A.	1,210,006	02/10/27	0.40%	1D OBFR01	Monthly	1,930
SAP SE	Citibank N.A.	5,513,316	02/24/27	0.26%	1D OBFR01	Monthly	1,194,368
Skanska AB	Citibank N.A.	1,596,720	02/24/27	0.00%	1D OBFR01	Monthly	3,247
Standard Chartered PLC	JPMorgan Chase Bank N.A.	1,947,131	02/10/27	0.25%	1D OBFR01	Monthly	119,172
State Street Corp.	JPMorgan Chase Bank N.A.	1,098,845	02/10/27	0.20%	1D OBFR01	Monthly	(3,461)
Suncor Energy, Inc.	Citibank N.A.	3,213,182	02/24/28	0.20%	1D OBFR01	Monthly	112,290
Telefonica Brasil SA	Citibank N.A.	2,987,754	02/24/28	0.30%	1D OBFR01	Monthly	(236,172)
Tenaris SA	Citibank N.A.	1,614,614	02/24/27	0.26%	1D OBFR01	Monthly	(25,640)
Transurban Group	Citibank N.A.	4,314,923	02/24/27	0.30%	1D OBFR01	Monthly	71,756
Vertex Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	1,473,857	02/10/27	0.20%	1D OBFR01	Monthly	(63,073)
Vertiv Holdings Co., Class A	JPMorgan Chase Bank N.A.	4,535,149	02/10/27	0.20%	1D OBFR01	Monthly	(1,087,945)
Vibra Energia SA	Citibank N.A.	3,550,982	02/24/28	0.30%	1D OBFR01	Monthly	109,816
Vodacom Group Ltd.	JPMorgan Chase Bank N.A.	2,725,796	02/10/27	0.40%	1D OBFR01	Monthly	220,170
Total long positions of equity swaps							1,950,246
Short Contracts(b)
Abivax SA	Citibank N.A.	(1,758,773)	02/24/27	(3.25)%	1D OBFR01	Monthly	39,527
Affirm Holdings, Inc.	Citibank N.A.	(4,424,616)	02/24/28	0.00%	1D OBFR01	Monthly	139,809
Affirm Holdings, Inc.	JPMorgan Chase Bank N.A.	(384,915)	02/10/27	(0.15)%	1D OBFR01	Monthly	41,310
Airtel Africa PLC	Citibank N.A.	(4,142,155)	02/24/27	0.00%	1D OBFR01	Monthly	136,487
Anheuser-Busch InBev SA	Citibank N.A.	(3,600,580)	02/24/27	(0.01)%	1D OBFR01	Monthly	(178,784)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ares Management Corp., Class A	Citibank N.A.	$ (1,621,728)	02/24/28	0.00%	1D OBFR01	Monthly	$ (115,557)
Ares Management Corp., Class A	JPMorgan Chase Bank N.A.	(623,655)	02/10/27	(0.15)%	1D OBFR01	Monthly	(22,431)
Asseco Poland SA	Citibank N.A.	(964,890)	02/24/27	(0.75)%	1D OBFR01	Monthly	(90,627)
Asseco Poland SA	JPMorgan Chase Bank N.A.	(395,143)	02/10/27	(0.72)%	1D OBFR01	Monthly	(56,189)
AST SpaceMobile, Inc., Class A	Citibank N.A.	(3,559,709)	02/24/28	(0.42)%	1D OBFR01	Monthly	170,659
AST SpaceMobile, Inc., Class A	JPMorgan Chase Bank N.A.	(804,444)	02/10/27	(0.63)%	1D OBFR01	Monthly	(67,753)
ASX Ltd.	Citibank N.A.	(606,258)	02/24/27	0.00%	1D OBFR01	Monthly	3,813
Axon Enterprise, Inc.	Citibank N.A.	(3,711,790)	02/24/28	0.00%	1D OBFR01	Monthly	(227,939)
Axon Enterprise, Inc.	JPMorgan Chase Bank N.A.	(3,023,659)	02/10/27	(0.15)%	1D OBFR01	Monthly	177,450
Barry Callebaut AG	Citibank N.A.	(1,387,585)	02/24/27	0.08%	1D OBFR01	Monthly	(4,244)
Bayerische Motoren Werke AG	Citibank N.A.	(1,300,341)	02/24/27	0.00%	1D OBFR01	Monthly	(54,421)
Boliden AB	Citibank N.A.	(3,018,913)	02/24/27	0.00%	1D OBFR01	Monthly	52,340
Brenntag SE	Citibank N.A.	(4,233,787)	02/24/27	(0.29)%	1D OBFR01	Monthly	(193,590)
Brenntag SE	JPMorgan Chase Bank N.A.	(955,590)	02/10/27	(0.83)%	1D OBFR01	Monthly	(97,785)
Caixa Seguridade Participacoes S/A	Citibank N.A.	(481,481)	02/24/28	(0.25)%	1D OBFR01	Monthly	47,224
Caixa Seguridade Participacoes S/A	JPMorgan Chase Bank N.A.	(2,633,880)	02/10/27	(0.40)%	1D OBFR01	Monthly	62,394
Carlisle Cos, Inc.	Citibank N.A.	(3,590,830)	02/24/28	0.00%	1D OBFR01	Monthly	(352,094)
Carlisle Cos, Inc.	JPMorgan Chase Bank N.A.	(679,805)	02/10/27	(0.15)%	1D OBFR01	Monthly	(49,033)
Carlyle Group Inc/the	Citibank N.A.	(1,473,462)	02/24/28	0.00%	1D OBFR01	Monthly	(64,848)
Cincinnati Financial Corp.	Citibank N.A.	(2,250,342)	02/24/28	0.00%	1D OBFR01	Monthly	36,982
Circle Internet Group, Inc., Class A	Citibank N.A.	(1,540,668)	02/24/28	0.00%	1D OBFR01	Monthly	82,669
Circle Internet Group, Inc., Class A	JPMorgan Chase Bank N.A.	(1,581,010)	02/10/27	(0.15)%	1D OBFR01	Monthly	24,400
CNH Industrial NV	Citibank N.A.	(3,113,144)	02/24/28	0.00%	1D OBFR01	Monthly	130,927
CNH Industrial NV	JPMorgan Chase Bank N.A.	(179,686)	02/10/27	(0.15)%	1D OBFR01	Monthly	9,813
Cochlear Ltd.	JPMorgan Chase Bank N.A.	(5,433,214)	02/10/27	(0.25)%	1D OBFR01	Monthly	170,629
Comcast Corp.	Citibank N.A.	(3,743,020)	02/24/28	0.00%	1D OBFR01	Monthly	(70,022)
Constellation Software Inc/Canada	JPMorgan Chase Bank N.A.	(1,747,747)	02/10/27	(0.25)%	1D OBFR01	Monthly	(167,346)
Corpay, Inc.	Citibank N.A.	(1,592,165)	02/24/28	0.00%	1D OBFR01	Monthly	(102,493)
Corpay, Inc.	JPMorgan Chase Bank N.A.	(288,008)	02/10/27	(0.15)%	1D OBFR01	Monthly	7,921
Crown Castle, Inc.	Citibank N.A.	(3,684,242)	02/24/28	0.00%	1D OBFR01	Monthly	69,835
Diageo PLC	Citibank N.A.	(1,413,430)	02/24/27	0.00%	1D OBFR01	Monthly	(60,624)
Dick’s Sporting Goods, Inc.	Citibank N.A.	(7,704,206)	02/24/28	0.00%	1D OBFR01	Monthly	521,362
Dick’s Sporting Goods, Inc.	JPMorgan Chase Bank N.A.	(293,116)	02/10/27	(0.15)%	1D OBFR01	Monthly	26,287
Entegris, Inc.	Citibank N.A.	(476,643)	02/24/28	0.00%	1D OBFR01	Monthly	63,897
Entegris, Inc.	JPMorgan Chase Bank N.A.	(1,483,515)	02/10/27	(0.15)%	1D OBFR01	Monthly	208,728
Equinox Gold Corp.	Citibank N.A.	(2,441,566)	02/24/28	0.00%	1D OBFR01	Monthly	87,076
Equinox Gold Corp.	JPMorgan Chase Bank N.A.	(1,411,137)	02/10/27	(0.25)%	1D OBFR01	Monthly	56,366
Expeditors International of Washington, Inc.	Citibank N.A.	(3,925,371)	02/24/28	0.00%	1D OBFR01	Monthly	211,477
Expeditors International of Washington, Inc.	JPMorgan Chase Bank N.A.	(1,283,783)	02/10/27	(0.15)%	1D OBFR01	Monthly	18,060
Fabrinet	Citibank N.A.	(3,658,871)	02/24/28	0.00%	1D OBFR01	Monthly	557,446
Fairfax Financial Holdings Ltd.	Citibank N.A.	(1,934,475)	02/24/28	0.00%	1D OBFR01	Monthly	(71,715)
First Quantum Minerals Ltd.	Citibank N.A.	(1,814,081)	02/24/28	0.00%	1D OBFR01	Monthly	(31,190)
Fubon Financial Holding Co., Ltd.	Citibank N.A.	(1,232,514)	02/24/27	(0.50)%	1D OBFR01	Monthly	(19,081)
Fubon Financial Holding Co., Ltd.	JPMorgan Chase Bank N.A.	(442,209)	02/11/27	(0.57)%	1D OBFR01	Monthly	(12,191)
Ganfeng Lithium Group Co. Ltd.	Citibank N.A.	(1,466,025)	02/24/27	(2.00)%	1D OBFR01	Monthly	104,630
Ganfeng Lithium Group Co. Ltd.	JPMorgan Chase Bank N.A.	(557,516)	02/10/27	0.00%	1D OBFR01	Monthly	26,675
General Motors Co.	Citibank N.A.	(3,340,802)	02/24/28	0.00%	1D OBFR01	Monthly	(273,756)
General Motors Co.	JPMorgan Chase Bank N.A.	(2,337,707)	02/10/27	(0.15)%	1D OBFR01	Monthly	(361,682)
Genscript Biotech Corp.	Citibank N.A.	(2,199,453)	02/24/27	(1.50)%	1D OBFR01	Monthly	(340,110)
Genscript Biotech Corp.	JPMorgan Chase Bank N.A.	(169,206)	02/10/27	(1.33)%	1D OBFR01	Monthly	(60,827)
Gildan Activewear, Inc.	Citibank N.A.	(5,757,800)	02/24/28	0.00%	1D OBFR01	Monthly	(224,461)
Gildan Activewear, Inc.	JPMorgan Chase Bank N.A.	(2,129,139)	02/10/27	(0.25)%	1D OBFR01	Monthly	(154,494)
Global Payments, Inc.	Citibank N.A.	(8,292,719)	02/24/28	0.00%	1D OBFR01	Monthly	(536,606)
H & M Hennes & Mauritz AB	JPMorgan Chase Bank N.A.	(948,153)	02/10/27	(0.53)%	1D OBFR01	Monthly	(105,821)
Hankyu Hanshin Holdings, Inc.	Citibank N.A.	(10,346,064)	02/24/27	0.00%	1D OBFR01	Monthly	(311,498)
Henkel AG & Co KGaA	Citibank N.A.	(685,152)	02/24/27	0.00%	1D OBFR01	Monthly	(13,585)
HOCHTIEF AG	Citibank N.A.	(2,294,266)	02/24/27	(0.13)%	1D OBFR01	Monthly	51,972
Inpost SA	Citibank N.A.	(10,489,200)	02/24/27	(0.05)%	1D OBFR01	Monthly	(125,215)
Inpost SA	JPMorgan Chase Bank N.A.	(49,922)	02/10/27	(0.10)%	1D OBFR01	Monthly	(731)

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Interactive Brokers Group, Inc.	Citibank N.A.	$ (6,548,647)	02/24/28	0.00%	1D OBFR01	Monthly	$ 385,915
Interactive Brokers Group, Inc.	JPMorgan Chase Bank N.A.	(1,541,193)	02/10/27	(0.15)%	1D OBFR01	Monthly	89,270
International Flavors & Fragrances, Inc.	Citibank N.A.	(1,806,248)	02/24/28	0.00%	1D OBFR01	Monthly	(47,262)
International Flavors & Fragrances, Inc.	JPMorgan Chase Bank N.A.	(323,255)	02/10/27	(0.15)%	1D OBFR01	Monthly	909
International Paper Co.	Citibank N.A.	(5,622,579)	02/24/28	0.00%	1D OBFR01	Monthly	(404,460)
International Paper Co.	JPMorgan Chase Bank N.A.	(113,714)	02/10/27	(0.15)%	1D OBFR01	Monthly	(12,900)
IonQ, Inc.	Citibank N.A.	(806,906)	02/24/28	(0.32)%	1D OBFR01	Monthly	(66,123)
IonQ, Inc.	JPMorgan Chase Bank N.A.	(1,102,612)	02/10/27	(0.51)%	1D OBFR01	Monthly	211,326
Ivanhoe Mines Ltd.	Citibank N.A.	(2,113,125)	02/24/28	(0.52)%	1D OBFR01	Monthly	103,787
Ivanhoe Mines Ltd.	JPMorgan Chase Bank N.A.	(716,808)	02/10/27	(0.25)%	1D OBFR01	Monthly	(2,340)
Jacobs Solutions, Inc.	Citibank N.A.	(1,791,481)	02/24/28	0.00%	1D OBFR01	Monthly	22,009
Johnson Controls International PLC	Citibank N.A.	(6,357,334)	02/24/28	0.00%	1D OBFR01	Monthly	(186,049)
Kering SA	Citibank N.A.	(2,585,603)	02/24/27	0.00%	1D OBFR01	Monthly	21,923
Kyowa Kirin Co. Ltd.	Citibank N.A.	(819,048)	02/24/27	0.00%	1D OBFR01	Monthly	3,580
Kyowa Kirin Co. Ltd.	JPMorgan Chase Bank N.A.	(1,093,809)	02/10/27	(0.25)%	1D OBFR01	Monthly	32,736
Li Auto, Inc.	Citibank N.A.	(4,029,168)	02/24/27	0.00%	1D OBFR01	Monthly	(486,971)
Li Auto, Inc.	JPMorgan Chase Bank N.A.	(23,510)	02/10/27	(0.30)%	1D OBFR01	Monthly	(2,371)
Lululemon Athletica, Inc.	Citibank N.A.	(9,751,067)	02/24/28	0.00%	1D OBFR01	Monthly	(473,061)
Lululemon Athletica, Inc.	JPMorgan Chase Bank N.A.	(1,100,751)	02/10/27	(0.15)%	1D OBFR01	Monthly	(50,862)
Lynas Rare Earths Ltd.	Citibank N.A.	(270,137)	02/24/27	0.00%	1D OBFR01	Monthly	(6,119)
Magnum Ice Cream Co. NV	Citibank N.A.	(2,239,738)	02/24/27	0.00%	1D OBFR01	Monthly	(69,731)
Magnum Ice Cream Co. NV	JPMorgan Chase Bank N.A.	(2,066,232)	02/10/27	(0.26)%	1D OBFR01	Monthly	(34,606)
MINISO Group Holding Ltd.	Citibank N.A.	(974,871)	02/24/27	0.00%	1D OBFR01	Monthly	(37,979)
MINISO Group Holding Ltd.	JPMorgan Chase Bank N.A.	(109,539)	02/10/27	(0.30)%	1D OBFR01	Monthly	(13,230)
Monolithic Power Systems, Inc.	Citibank N.A.	(1,942,292)	02/24/28	0.00%	1D OBFR01	Monthly	(240,960)
Natera, Inc.	Citibank N.A.	(2,566,105)	02/24/28	0.00%	1D OBFR01	Monthly	(34,380)
Nebius Group NV, Class A	Citibank N.A.	(5,754,276)	02/24/28	(0.42)%	1D OBFR01	Monthly	123,091
NIKE, Inc.	Citibank N.A.	(5,100,319)	02/24/28	0.00%	1D OBFR01	Monthly	60,416
Nippon Steel Corp.	JPMorgan Chase Bank N.A.	(2,388,067)	02/10/27	(0.25)%	1D OBFR01	Monthly	(358,094)
Nissan Motor Co. Ltd.	Citibank N.A.	(1,563,479)	02/24/27	0.00%	1D OBFR01	Monthly	37,660
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.	(1,545,721)	02/10/27	(0.15)%	1D OBFR01	Monthly	58,824
Norwegian Cruise Line Holdings Ltd.	Citibank N.A.	(1,015,869)	02/24/28	0.00%	1D OBFR01	Monthly	42,043
Novo Nordisk A/S	Citibank N.A.	(1,467,889)	02/24/27	0.00%	1D OBFR01	Monthly	58,444
Novo Nordisk A/S	JPMorgan Chase Bank N.A.	(1,233,469)	02/10/27	0.10%	1D OBFR01	Monthly	24,299
Omnicom Group, Inc.	Citibank N.A.	(1,875,908)	02/24/28	0.00%	1D OBFR01	Monthly	16,070
Omnicom Group, Inc.	JPMorgan Chase Bank N.A.	(116,485)	02/10/27	(0.15)%	1D OBFR01	Monthly	(148)
ON Semiconductor Corp.	Citibank N.A.	(982,761)	02/24/28	0.00%	1D OBFR01	Monthly	114,104
ON Semiconductor Corp.	JPMorgan Chase Bank N.A.	(1,869,439)	02/10/27	(0.15)%	1D OBFR01	Monthly	124,781
Panasonic Holdings Corp.	Citibank N.A.	(2,648,989)	02/24/27	0.00%	1D OBFR01	Monthly	(138,047)
Panasonic Holdings Corp.	JPMorgan Chase Bank N.A.	(1,491,287)	02/10/27	(0.25)%	1D OBFR01	Monthly	(227,473)
Pandora A/S	Citibank N.A.	(2,245,899)	02/24/27	(0.06)%	1D OBFR01	Monthly	(131,940)
Pandora A/S	JPMorgan Chase Bank N.A.	(122,590)	02/10/27	(0.30)%	1D OBFR01	Monthly	(10,778)
Pernod Ricard SA	JPMorgan Chase Bank N.A.	(352,104)	02/10/27	(0.26)%	1D OBFR01	Monthly	(22,833)
PGE Polska Grupa Energetyczna SA	Citibank N.A.	(679,390)	02/24/27	0.00%	1D OBFR01	Monthly	(3,406)
PGE Polska Grupa Energetyczna SA	JPMorgan Chase Bank N.A.	(121,879)	02/10/27	(0.50)%	1D OBFR01	Monthly	(11,058)
Porsche Automobil Holding SE	Citibank N.A.	(2,225,230)	02/24/27	0.00%	1D OBFR01	Monthly	(113,150)
Porsche Automobil Holding SE	JPMorgan Chase Bank N.A.	(302,140)	02/10/27	(0.26)%	1D OBFR01	Monthly	(18,386)
Public Storage	Citibank N.A.	(6,796,307)	02/24/28	0.00%	1D OBFR01	Monthly	(271,896)
Quanta Services, Inc.	Citibank N.A.	(4,392,057)	02/24/28	0.00%	1D OBFR01	Monthly	(321,507)
Recruit Holdings Co. Ltd.	Citibank N.A.	(1,427,345)	02/24/27	0.00%	1D OBFR01	Monthly	(67,282)
Rivian Automotive, Inc., Class A	Citibank N.A.	(2,716,089)	02/24/28	0.00%	1D OBFR01	Monthly	309,868
Rocket Cos, Inc.	Citibank N.A.	(1,991,378)	02/24/28	(0.09)%	1D OBFR01	Monthly	80,011
Rocket Cos, Inc.	JPMorgan Chase Bank N.A.	(855,406)	02/10/27	(0.15)%	1D OBFR01	Monthly	76,117
Rocket Lab Corp.	Citibank N.A.	(2,028,888)	02/24/28	0.00%	1D OBFR01	Monthly	139,622
Rocket Lab Corp.	JPMorgan Chase Bank N.A.	(1,935,630)	02/10/27	(0.15)%	1D OBFR01	Monthly	300,644
ROCKWOOL A/S	Citibank N.A.	(2,401,214)	02/24/27	0.00%	1D OBFR01	Monthly	(203,274)
ROCKWOOL A/S	JPMorgan Chase Bank N.A.	(706,737)	02/10/27	(0.30)%	1D OBFR01	Monthly	(15,133)
Royal Caribbean Cruises Ltd.	Citibank N.A.	(1,040,154)	02/24/28	0.00%	1D OBFR01	Monthly	(71,986)
Salmar ASA	Citibank N.A.	(1,590,143)	02/24/27	(0.50)%	1D OBFR01	Monthly	(74,622)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Salmar ASA	JPMorgan Chase Bank N.A.	$ (276,493)	02/10/27	(0.26)%	1D OBFR01	Monthly	$ (46,908)
Sartorius Stedim Biotech	Citibank N.A.	(850,274)	02/24/27	0.00%	1D OBFR01	Monthly	28,385
Sartorius Stedim Biotech	JPMorgan Chase Bank N.A.	(418,737)	02/10/27	(0.26)%	1D OBFR01	Monthly	9,436
Sasol Ltd.	Citibank N.A.	(1,075,942)	02/24/27	0.00%	1D OBFR01	Monthly	(47,287)
Sasol Ltd.	JPMorgan Chase Bank N.A.	(631,701)	02/10/27	(0.40)%	1D OBFR01	Monthly	(91,209)
Seibu Holdings, Inc.	Citibank N.A.	(357,819)	02/24/27	0.00%	1D OBFR01	Monthly	(11,697)
Seibu Holdings, Inc.	JPMorgan Chase Bank N.A.	(2,765,076)	02/10/27	(0.22)%	1D OBFR01	Monthly	(27,565)
Shandong Gold Mining Co. Ltd.	Citibank N.A.	(1,525,774)	02/24/27	(0.21)%	1D OBFR01	Monthly	(19,786)
Shandong Gold Mining Co. Ltd.	JPMorgan Chase Bank N.A.	(394,881)	02/10/27	(0.70)%	1D OBFR01	Monthly	(26,518)
Shimizu Corp.	Citibank N.A.	(742,346)	02/24/27	0.00%	1D OBFR01	Monthly	22,009
Shimizu Corp.	JPMorgan Chase Bank N.A.	(1,138,328)	02/10/27	(0.25)%	1D OBFR01	Monthly	52,666
Shiseido Co. Ltd.	JPMorgan Chase Bank N.A.	(1,034,637)	02/10/27	0.00%	1D OBFR01	Monthly	41,030
Simon Property Group, Inc.	JPMorgan Chase Bank N.A.	(1,364,762)	02/10/27	(0.15)%	1D OBFR01	Monthly	(1,365)
Stellantis NV	JPMorgan Chase Bank N.A.	(974,874)	02/10/27	(0.26)%	1D OBFR01	Monthly	(73,061)
Subaru Corp.	Citibank N.A.	(1,726,386)	02/24/27	0.00%	1D OBFR01	Monthly	(127,358)
Sumitomo Mitsui Financial Group, Inc.	Citibank N.A.	(2,316,016)	02/24/27	0.00%	1D OBFR01	Monthly	30,070
Sumitomo Mitsui Financial Group, Inc.	JPMorgan Chase Bank N.A.	(756,690)	02/10/27	(0.15)%	1D OBFR01	Monthly	(21,048)
Sunbelt Rentals Holdings, Inc.	JPMorgan Chase Bank N.A.	(1,027,464)	02/10/27	(0.25)%	1D OBFR01	Monthly	(55,826)
Super Micro Computer, Inc.	Citibank N.A.	(4,272,808)	02/24/28	0.00%	1D OBFR01	Monthly	302,005
Suzano SA	Citibank N.A.	(2,879,872)	02/24/28	(0.30)%	1D OBFR01	Monthly	(44,880)
Target Corp.	Citibank N.A.	(4,948,018)	02/24/28	0.00%	1D OBFR01	Monthly	(235,705)
Target Corp.	JPMorgan Chase Bank N.A.	(1,627,472)	02/10/27	(0.15)%	1D OBFR01	Monthly	22,043
TOPPAN Holdings, Inc.	Citibank N.A.	(3,339,485)	02/24/27	0.00%	1D OBFR01	Monthly	156,848
TOPPAN Holdings, Inc.	JPMorgan Chase Bank N.A.	(633,180)	02/10/27	(0.19)%	1D OBFR01	Monthly	83,579
TransUnion	Citibank N.A.	(7,473,723)	02/24/28	0.00%	1D OBFR01	Monthly	(319,170)
TransUnion	JPMorgan Chase Bank N.A.	(2,527,894)	02/10/27	(0.15)%	1D OBFR01	Monthly	(65,308)
Twilio, Inc., Class A	Citibank N.A.	(4,375,997)	02/24/28	0.00%	1D OBFR01	Monthly	(333,366)
Twilio, Inc., Class A	JPMorgan Chase Bank N.A.	(222,378)	02/10/27	(0.15)%	1D OBFR01	Monthly	(16,613)
Verisure PLC	Citibank N.A.	(1,062,123)	02/24/27	(0.50)%	1D OBFR01	Monthly	33,241
Verisure PLC	JPMorgan Chase Bank N.A.	(696,080)	02/10/27	(0.26)%	1D OBFR01	Monthly	(40,217)
Volkswagen AG	Citibank N.A.	(2,806,093)	02/24/27	0.00%	1D OBFR01	Monthly	(82,390)
Westinghouse Air Brake Technologies Corp.	Citibank N.A.	(4,516,531)	02/24/28	0.00%	1D OBFR01	Monthly	10,528
Westinghouse Air Brake Technologies Corp.	JPMorgan Chase Bank N.A.	(1,825,611)	02/10/27	(0.15)%	1D OBFR01	Monthly	(177,833)
Williams-Sonoma, Inc.	JPMorgan Chase Bank N.A.	(1,315,378)	02/10/27	(0.15)%	1D OBFR01	Monthly	(62,299)
WSP Global, Inc.	Citibank N.A.	(1,872,265)	02/24/28	0.00%	1D OBFR01	Monthly	21,447
Xero Ltd.	Citibank N.A.	(2,102,454)	02/24/27	0.00%	1D OBFR01	Monthly	(108,675)
Xero Ltd.	JPMorgan Chase Bank N.A.	(119,637)	02/10/27	(0.25)%	1D OBFR01	Monthly	3,311
XPeng, Inc.	Citibank N.A.	(938,941)	02/24/27	0.00%	1D OBFR01	Monthly	(11,302)
Zabka Group SA	Citibank N.A.	(1,352,518)	02/24/27	(0.75)%	1D OBFR01	Monthly	(24,669)
Zeta Global Holdings Corp.	Citibank N.A.	(2,220,414)	02/24/27	0.00%	1D OBFR01	Monthly	(214,804)
Zeta Global Holdings Corp.	JPMorgan Chase Bank N.A.	(3,914,433)	02/10/27	(0.25)%	1D OBFR01	Monthly	(493,936)
Total short positions of equity swaps							(5,037,743)
Total long and short positions of equity swaps							(3,087,497)
Net dividends and financing fees							215,551
Total equity swap contracts including dividends and financing fees							$ (2,871,946)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 1,331,932	$ —	$ 1,331,932
Brazil	5,896,422	—	—	5,896,422
Canada	3,911,472	—	—	3,911,472
China	2,948,893	91,231,653	—	94,180,546
Denmark	962,713	3,337,937	—	4,300,650
Finland	—	4,415,353	—	4,415,353
France	—	14,171,301	—	14,171,301
Germany	—	17,298,285	—	17,298,285
Hong Kong	—	10,579,483	—	10,579,483
Ireland	962,893	—	—	962,893
Israel	1,526,016	—	—	1,526,016
Italy	—	3,900,744	—	3,900,744
Japan	3,587,139	162,601,528	—	166,188,667
Mexico	5,347,486	—	—	5,347,486
Netherlands	—	4,120,730	—	4,120,730
Norway	—	4,781,810	—	4,781,810
Portugal	—	1,520,819	—	1,520,819
Puerto Rico	2,547,553	—	—	2,547,553
Saudi Arabia	—	7,027,684	—	7,027,684
Singapore	—	7,918,534	—	7,918,534
South Africa	661,132	—	—	661,132
South Korea	—	16,154,350	—	16,154,350
Spain	—	3,248,538	—	3,248,538
Sweden	—	489,569	—	489,569
Switzerland	10,593,446	7,987,007	—	18,580,453
Taiwan	—	65,862,599	—	65,862,599
Thailand	—	999,430	—	999,430
United States	1,203,107,892	—	—	1,203,107,892
Investment Companies	45,863,260	—	—	45,863,260
Short-Term Securities
Money Market Funds	56,340,499	—	—	56,340,499
	$ 1,344,256,816	$ 428,979,286	$ —	$ 1,773,236,102
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Disciplined Volatility Equity Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 15,373,713	$ —	$ 15,373,713
Foreign Currency Exchange Contracts	—	2,202,484	—	2,202,484
Liabilities
Equity Contracts	—	(18,245,659)	—	(18,245,659)
Foreign Currency Exchange Contracts	—	(2,425,431)	—	(2,425,431)
	$ —	$ (3,094,893)	$ —	$ (3,094,893)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation)
on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations